Exhibit 99.1

KPMG LLP
Suite 700
20 Pacifica
Irvine, CA 92618-3391

Independent Accountants’ Report on Applying Agreed-Upon Procedures
BMW Financial Services NA, LLC (the “Company”)
MUFG Securities Americas Inc.
(together, the “Specified Parties”)
Re:            BMW Vehicle Lease Trust 2022-1 – Data File, XML Data File, and ALG Residual File Procedures
We have performed the procedures described below on the (i) specified attributes in an electronic data file entitled “2022-1 Initial pool cut to KPMG $2.2BB 11-10-21.csv” provided by the Company on November 10, 2021, containing information on 50,678 automobile retail leases (the “Leases”) as of October 31, 2021 (the “Data File”), (ii) specified attributes in an electronic data file entitled “2022-1 KPMG Sample ALD Tape Backup from CS Port 10.31.21.csv” provided by the Company on November 15, 2021, containing information on 100 automobile retail leases (the Selected Leases defined below) as of October 31, 2021 (the “XML Data File”), and (iii) specified attribute in an electronic data file entitled “2022-1 Lease ALG -Sent to KPMG.xlsx” provided by the Company on November 10, 2021, containing information on the Selected Leases as of October 31, 2021 (the “ALG Residual File”), which we were informed are intended to be included as collateral in the offering by BMW Vehicle Least Trust 2022-1. The Company is responsible for the specified attributes identified by the Company in the Data File, XML Data File, and ALG Residual File.
The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File, XML Data File, and ALG Residual File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.
The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes.  We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.
Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:
•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts were within $0.01 and dates were within 1 day, unless otherwise stated.
•	The term “Cutoff Date” means October 31, 2021.
KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

•	The term “Title Documents” means the Certificate of Title, Application for Title, Lien Statement, Electronic Title Document, or Title Request Form.
•
The term “Electronic Lien Title State List” means a list of states provided by the Company for which Title Documents are filed electronically. The list included the states of California and Florida, which are electronic lien title states.

•	The term “ALG Residual Value” means the updated ALG residual amount (Updated ALG) of each Selected Lease in the ALG Residual File as of the Cutoff Date.
•	The term “ALG Percentage” means the percentage (ALG %-Calc) for each Selected Lease in the ALG Residual File as of the Cutoff Date.
•	The term “Mileage Adjustment Percentage” means the percentage (Mileage Allowance Adjustment) for each Selected Lease in the ALG Residual File as of the Cutoff Date.
•	The term “Data File Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, methodology, or value related to the Data File, as described in Exhibit B.
•
The term “XML Data File Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, methodology, or value related to the XML Data File, as described in Exhibit C.

•	The term “ALG Residual File Instruction” means the instruction provided by the Company pertaining to a procedure related to the ALG Residual File, as described in Exhibit D.
•
The term “Source Documents” means the following information provided by the Company:  Motor Vehicle Lease Agreement; Modification Letter; Florida Vehicle Website; Electronic Lien Title State List; Title Documents; Registration Application; Credit Application; information obtained from the Company’s Customer Express System, Company’s Funding System, Company’s Credit System, and Loan Center System; ALG Residual Value; ALG Percentage; and Mileage Adjustment Percentage.

•	The term “Provided Information” means the Source Documents, Data File Instructions, XML Data File Instructions, and ALG Residual File Instruction.
The procedures we were instructed by the Company to perform and the associated findings are as follows:
I.	Data File Procedures
A.
We randomly selected 100 Leases from the Data File (the “Selected Leases”).  A listing of the Selected Leases is attached hereto as Exhibit A.  For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Leases we were instructed to randomly select from the Data File.

B.
For each Selected Lease, we compared or recomputed the specified attributes in the Data File listed below to or using the corresponding information included in the Source Documents, utilizing the Data File Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the Data File to the Source Documents for each of the attributes identified, utilizing the Data File Instructions as applicable, constituted an exception. The Source Documents are listed in the order of priority.

Attribute (Field Name in the Data File)	Source Document(s)/Data File Instructions
First Payment Date (FirstPaymentDate)	Motor Vehicle Lease Agreement
Monthly Base Payment Amount (MonthlyPaymentAmt)	Company’s Customer Express System, Motor Vehicle Lease Agreement, Modification Letter
Original Term to Maturity (CurrentTerm)	Motor Vehicle Lease Agreement
Maturity Date (ContractEndDate)	Company’s Customer Express System, Motor Vehicle Lease Agreement
State of Registration (GaragingStateCode)	Title Documents
Vehicle Identification Number (VIN)	Motor Vehicle Lease Agreement
Vehicle Model Year (ModelYear)	Motor Vehicle Lease Agreement
Adjusted Manufacturer’s Suggested Retail Price (MSRPAmt)	Company’s Funding System, Credit Application, Motor Vehicle Lease Agreement
FICO Credit Score (HighestTotalCreditScore)	Company’s Credit System, Loan Center System
Remaining Term to Maturity (RemainingTerm)	Motor Vehicle Lease Agreement and Data File Instructions
Days Past Due (MaxDaysOver)	Company’s Customer Express System and Data File Instructions
ALG Residual Amount at Inception (ALGMsrp)	Data File Instructions
C.	For each Selected Lease, we observed the presence of the following in the Source Documents:
•
Title Documents utilizing the Data File Instructions. We did not perform any procedures to determine if the Title Documents complied with the Company’s guidelines for preparation and we make no representation regarding the validity or enforceability of the security interest.

•	Signed Original Motor Vehicle Lease Agreement. We make no representation regarding the authenticity of the signatures.
We found such information to be in agreement except as listed in Exhibit E.

II.	XML Data File Procedures
For each Selected Lease, we compared or recomputed the specified attributes in the XML Data File listed below to or using the corresponding information included in the Source Documents, utilizing the XML Data File Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the XML Data File to the Source Documents for each of the attributes identified, utilizing the XML Data File Instructions as applicable, constituted an exception. The Source Documents are listed in the order of priority.
Attribute (Field Name in the XML Data File)	Source Document(s)/XML Data File Instructions
Lease Number (ASSET_NUMBER)	Company’s Customer Express System
Origination Date (ORIGINATION DATE)	Motor Vehicle Lease Agreement
Acquisition Cost (ACQUISITION_COST)	Motor Vehicle Lease Agreement
Original Term to Maturity (ORIGINAL TERM)	Motor Vehicle Lease Agreement
Maturity Date (Maturity Date)	Company’s Customer Express System, Motor Vehicle Lease Agreement
First Payment Date (FIRST PAYMENT DATE)	Motor Vehicle Lease Agreement
Subvented - Yes/No (SUBVENTED)	Company’s Funding System, Loan Center System, and XML Data File Instructions
Vehicle Model (VEHICLE_MODEL)	Motor Vehicle Lease Agreement
Vehicle Model Year (VEHICLE_MODEL_YEAR)	Motor Vehicle Lease Agreement
Vehicle Type (VEHICLE TYPE CODE)	Motor Vehicle Lease Agreement, Credit Application, and XML Data File Instructions
Original Vehicle Value (VEHICLE_VALUE_AMOUNT)	Company’s Funding System, Credit Application, Motor Vehicle Lease Agreement
Contractual Residual Value (CONTRACT_RESIDUAL_VALUE)	Motor Vehicle Lease Agreement
FICO Credit Score (FICO CREDIT SCORE)	Company’s Credit System, Loan Center System
Co-lessee – Yes/No (CO SIGNER IND)	Credit Application, Loan Center System, and XML Data File Instructions
State of Registration (GEOGRAPHIC LOCATION)	Title Documents
Remaining Term to Maturity (REMAINING_TERM_NUMBER)	Motor Vehicle Lease Agreement and XML Data File Instructions
Monthly Base Payment Amount (REPORTING_PERIOD_NEXT_PAYMENT)	Company’s Customer Express System, Motor Vehicle Lease Agreement, Modification Letter

Attribute (Field Name in the XML Data File)	Source Document(s)/XML Data File Instructions
Days Past Due (CURRENT_DELINQUENCY_STATUS)	Company’s Customer Express System, and XML Data File Instructions
ALG Residual Amount at Inception (ALGMsrp)	XML Data File Instructions
We found such information to be in agreement except as listed in Exhibit E.
III.	ALG Residual File Procedures
For each Selected Lease, we recomputed the ALG Residual Amount utilizing the ALG Residual File Instruction.
We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File, XML Data File, and ALG Residual File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.
We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.
The procedures performed were applied based on the information included in the Data File, XML Data File, ALG Residual File, and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Leases, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.
The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Leases to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Leases being securitized, (iii) the compliance of the originator of the Leases with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Leases that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).
The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.
This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.
/s/KPMG LLP
Irvine, California
December 29, 2021

Exhibit A – The Selected Leases

Selected Lease Number	Lease Number	Selected Lease Number	Lease Number	Selected Lease Number	Lease Number
1	****540887	35	****936767	69	****557162
2	****305636	36	****686522	70	****541003
3	****414176	37	****852807	71	****262692
4	****699180	38	****731549	72	****640288
5	****887496	39	****413716	73	****823741
6	****754188	40	****924276	74	****815785
7	****924263	41	****490660	75	****702682
8	****364883	42	****227970	76	****723477
9	****435554	43	****497449	77	****358675
10	****796064	44	****932045	78	****872180
11	****792202	45	****888710	79	****515201
12	****918496	46	****688421	80	****472232
13	****387862	47	****604904	81	****904291
14	****698446	48	****612431	82	****344218
15	****626246	49	****530023	83	****315317
16	****356856	50	****513793	84	****858373
17	****828790	51	****888241	85	****721776
18	****216109	52	****688890	86	****677346
19	****937215	53	****694317	87	****400721
20	****612354	54	****921129	88	****894222
21	****873703	55	****452295	89	****827088
22	****436280	56	****583079	90	****820499
23	****427546	57	****807311	91	****768126
24	****526010	58	****910251	92	****614532
25	****917036	59	****706982	93	****902177
26	****814811	60	****893796	94	****474269
27	****264319	61	****724292	95	****576383
28	****760293	62	****487699	96	****667640
29	****853289	63	****776181	97	****608940
30	****277788	64	****276441	98	****819432
31	****442015	65	****424662	99	****314846
32	****834507	66	****602769	100	****697572
33	****845506	67	****700553
34	****292898	68	****714653

Exhibit B - Data File Instructions

Attribute	Data File Instructions
Remaining Term to Maturity (RemainingTerm)	Recompute the Remaining Term to Maturity using the First Payment Date, the Original Term to Maturity contained in the Motor Vehicle Lease Agreement, and the Cutoff Date.
Days Past Due (MaxDaysOver)
Recompute the Days Past Due as follows:
(i)                     if the paid through date set forth in the Company’s Customer Express System was prior to the due date set forth in the Company’s Customer Express System, recompute the number of days past due as the number of days between and including the Cutoff Date and the due date set forth in the Company’s Customer Express System; and
(ii)                    if the paid through date set forth in the Company’s Customer Express System was after the Cutoff Date:
a.      if the due date set forth in the Company’s Customer Express System was equal to the Cutoff Date, recompute the number of days past due as the number of days between and including the Cutoff Date and the due date set forth in the Company’s Customer Express System; and
b.      if the due date set forth in the Company’s Customer Express System was not equal to the Cutoff Date, assume the number of days past due to be zero.
(iii)                  if the paid through date set forth in the Company’s Customer Express System was equal to the Cutoff Date and the due date set forth in the Company’s Customer Express System was equal to the Cutoff Date, assume the number of days past due to be zero.

ALG Residual Amount at Inception (ALGMsrp)
Recompute the ALG Residual Amount at Inception as the product of:
(i)      the Adjusted Manufacturer’s Suggested Retail Price, and
(ii)      the sum of:
a.            the ALG Percentage, and
b.            the Mileage Adjustment Percentage.

Title Documents
Observe the Title Documents for each Selected Lease listing the Company’s security interest in the motor vehicle was listed as “Financial Services Vehicle Trust” and named as the owner of the vehicle on any of the observed Title Documents.

Attribute	Data File Instructions

In the event there were no Title Documents available and the State of Registration was on the Electronic Lien Title State List, perform the following procedures: (i) observe that the Electronic Lien Title was issued in the Company’s Customer Express System, and (ii) observe that the Company’s security interest in the motor vehicle was listed as “Financial Services Vehicle Trust” and named as the owner of the vehicle on the Registration Application.
In the event Title Documents related to Leases in the State of Florida were missing, search for the Title Documents using the VIN on the Florida Vehicle Website at https://services.flhsmv.gov/MVCheckWeb/ and identify that the Company’s security interest in the motor vehicle was listed as “Financial Services Vehicle Trust” and named as the owner of the vehicle on any of the observed Title Documents.

Exhibit C - XML Data File Instructions

Attribute	XML Data File Instructions
Subvented - Yes/No (SUBVENTED)
For the purposes of identifying if a lease was subvented (SUBVENTED field is equal to 1, 2, or 98 in the XML Data File, as provided by the Company):
(i)       If the Rate Type in the Company’s Funding System indicates “Sales Support,” the lease is considered “subvented.”
(ii)       If the Rate Type in the Company’s Funding System is “New,” perform the following procedures:
a.                    if the BMW Defined Rate in the Company’s Funding System is not equal to the rate on the Motor Vehicle Lease Agreement, the lease is considered “subvented.”
b.                    if the Motor Vehicle Lease Contract indicates a cash rebate was used, the lease is considered “subvented.”

Vehicle Type (VEHICLE TYPE CODE)	Consider a Vehicle Type (VEHICLE TYPE CODE) of “1” to be a car and a Vehicle Type (VEHICLE TYPE CODE) of “3” equals to be an SUV.
Co-lessee – Yes/No (CO SIGNER IND)	Consider business leases for which an individual signed as the guarantor for the lease as “Yes” in the CO SIGNER IND field.
Remaining Term to Maturity (REMAINING_TERM_NUMBER)	Recompute the Remaining Term to Maturity using the First Payment Date and the Original Term to Maturity contained in the Motor Vehicle Lease Agreement, and the Cutoff Date.
Days Past Due (CURRENT_DELINQUENCY_STATUS)
Recompute the Days Past Due as follows:
(i)                    if the paid through date set forth in the Company’s Customer Express System was prior to the due date set forth in the Company’s Customer Express System, recompute the number of days past due as the number of days between and including the Cutoff Date and the due date set forth in the Company’s Customer Express System; and
(ii)                    if the paid through date set forth in the Company’s Customer Express System was after the Cutoff Date:
a.      if the due date set forth in the Company’s Customer Express System was equal to the Cutoff Date, recompute the number of days past due as the number of days between and including the Cutoff Date and the due date set forth in the Company’s Customer Express System; and
b.      if the due date set forth in the Company’s Customer Express System was not equal to the Cutoff Date, assume the number of days past due to be zero.

Attribute	XML Data File Instructions

(iii)                  if the paid through date set forth in the Company’s Customer Express System was equal to the Cutoff Date and the due date set forth in the Company’s Customer Express System was equal to the Cutoff Date, assume the number of days past due to be zero.

ALG Residual Amount at Inception (ALGMsrp)	Recompute the ALG Residual Amount at Inception as the product of: (i) the Original Vehicle Value, and (ii) the sum of: a. the ALG Percentage, and b. the Mileage Adjustment Percentage.

Exhibit D - ALG Residual File Instruction

Attribute	ALG Residual File Instruction
ALG Residual Amount (Securitized ALG)	Recompute the ALG Residual Amount as the lesser of: (i) the ALG Residual Amount at Inception from the Data File, and (ii) the ALG Residual Value.

Exhibit E – Exceptions

Selected Lease Number	Lease Number	Attribute	Per Data File	Per Source Documents
29	****853289	ALG Residual Amount at Inception	$55,575.98	$56,186.70

Selected Lease Number	Lease Number	Attribute	Per XML Data File	Per Source Documents
29	****853289	ALG Residual Amount at Inception	$55,575.98	$56,186.70